Basis of preparation and significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Compliance with International Financial Reporting Standards
Compliance with International Financial Reporting Standards
The consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings have been prepared in accordance with International Financial Reporting Standards (‘IFRSs’) as issued by the International Accounting Standards Board (‘IASB’), including interpretations issued by the IFRS Interpretations Committee, and as endorsed by the European Union (‘EU’). Interest Rate Benchmark Reform: Amendments to IFRS 9 and IAS 39 ‘Financial Instruments’, was endorsed in January 2020 and has been early adopted as set out below. Therefore, there were no unendorsed standards effective for the year ended 31 December 2019 affecting these consolidated and separate financial statements, and HSBC’s application of IFRSs results in no differences between IFRSs as issued by the IASB and IFRSs as endorsed by the EU.
Standards adopted during the year ended 31 December 2019
IFRS 16 ‘Leases’
On 1 January 2019, we adopted the requirements of IFRS 16 retrospectively. The cumulative effect of initially applying the standard was recognised as an adjustment to the opening balance of retained earnings at that date. Comparatives were not restated. The adoption of the standard increased assets by $5bn and increased financial liabilities by the same amount with no effect on net assets or retained earnings.
On adoption of IFRS 16, we recognised lease liabilities in relation to leases that had previously been classified as ‘operating leases’ in accordance with IAS 17 ‘Leases’. These liabilities were recognised in ’other liabilities’ and measured at the present value of the remaining lease payments, discounted at the lessee’s incremental borrowing rate at 1 January 2019. The associated right of use (‘ROU’) assets were recognised in ’other assets’ and measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments or provisions for onerous leases recognised on the balance sheet at 31 December 2018. In addition, the following practical expedients permitted by the standard were applied:

•	reliance was placed on previous assessments on whether leases were onerous;

•	operating leases with a remaining lease term of less than 12 months at 1 January 2019 were treated as short-term leases; and

•	initial direct costs were not included in the measurement of ROU assets for leases previously accounted for as operating leases.
The differences between IAS 17 and IFRS 16 are summarised in the table below:

IAS 17	IFRS 16
Leases were classified as either finance or operating leases. Payments made under operating leases were charged to profit or loss on a straight-line basis over the period of the lease.
Leases are recognised as an ROU asset and a corresponding liability at the date at which the leased asset is made available for use. Lease payments are allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease term so as to produce a constant period rate of interest on the remaining balance of the liability. The ROU asset is depreciated over the shorter of the ROU asset’s useful economic life and the lease term on a straight-line basis.
In determining the lease term, we consider all facts and circumstances that create an economic incentive to exercise an extension option or not exercise a termination option over the planning horizon of five years.
In general, it is not expected that the discount rate implicit in the lease is available so the lessee’s incremental borrowing rate is used. This is the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of a similar value in a similar economic environment with similar terms and conditions. The rates are determined for each economic environment in which we operate and for each term by adjusting swap rates with funding spreads (own credit spread) and cross-currency basis where appropriate.

Interest Rate Benchmark Reform: Amendments to IFRS 9 and IAS 39 ‘Financial Instruments’
Amendments to IFRS 9 and IAS 39 issued in September 2019 modify specific hedge accounting requirements so that entities apply those hedge accounting requirements assuming that the interest rate benchmark on which the hedged cash flows and cash flows of the hedging instrument are based is not altered as a result of interest rate benchmark reform. These amendments replace the need for specific judgements to determine whether certain hedge accounting relationships that hedge the variability of cash flows or interest rate risk exposures for periods after the interest rate benchmarks are expected to be reformed or replaced continue to qualify for hedge accounting as at 31 December 2019. For example, in the context of cash flow hedging, the amendments require the interest rate benchmark on which the hedged cash flows are based, or on which the cash flows of the hedging instrument are based, to be assumed to be unaltered over the period of the documented hedge relationship, while uncertainty over the interest rate benchmark reform exists. The IASB is expected to provide further guidance on the implication for hedge accounting during the reform process and after the reform uncertainty is resolved.
These amendments apply from 1 January 2020 with early adoption permitted. HSBC has adopted the amendments that apply to IAS 39 from 1 January 2019 and has made the additional disclosures as required by the amendments. Further information is included in Note 15.
Amendment to IAS 12 ‘Income Taxes’ and other changes
An amendment to IAS 12 was issued in December 2017 as part of the annual improvement cycle. The amendment clarifies that an entity should recognise the tax consequences of dividends where the transactions or events that generated the distributable profits are recognised. This amendment was applied on 1 January 2019 and had no material impact. Comparatives have not been restated.
In addition, HSBC has adopted a number of interpretations and amendments to standards, which have had an insignificant effect on the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings. In 2018, HSBC adopted IFRS 9 and made voluntary presentation changes, including to certain financial liabilities, which contain both deposit and derivative components, and to cash collateral, margin and settlement accounts. The impact of this is included in the HSBC Holdings statement of changes in equity for that year end and 2017 comparatives were not restated.

Differences between IFRSs and Hong Kong Financial Reporting Standards
Differences between IFRSs and Hong Kong Financial Reporting Standards
There are no significant differences between IFRSs and Hong Kong Financial Reporting Standards in terms of their application to HSBC, and consequently there would be no significant differences had the financial statements been prepared in accordance with Hong Kong Financial Reporting Standards. The ‘Notes on the financial statements’, taken together with the ‘Report of the Directors’, include the aggregate of all disclosures necessary to satisfy IFRSs and Hong Kong reporting requirements.

Future accounting developments
Future accounting developments
Minor amendments to IFRSs
The IASB has published a number of minor amendments to IFRSs that are effective from 1 January 2020, some of which have been endorsed for use in the EU. HSBC expects they will have an insignificant effect, when adopted, on the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings.
Major new IFRSs
IFRS 17 ‘Insurance Contracts’
IFRS 17 ‘Insurance Contracts’ was issued in May 2017 and sets out the requirements that an entity should apply in accounting for insurance contracts it issues and reinsurance contracts it holds. IFRS 17 is currently effective from 1 January 2021. However, the IASB is considering delaying the mandatory implementation date by one year and may make additional changes to the standard. The Group is in the process of implementing IFRS 17. Industry practice and interpretation of the standard are still developing and there may be changes to it. Therefore the likely impact of its implementation remains uncertain.

Foreign currencies
Foreign currencies
HSBC’s consolidated financial statements are presented in US dollars because the US dollar and currencies linked to it form the major currency bloc in which HSBC transacts and funds its business. The US dollar is also HSBC Holdings’ functional currency because the US dollar and currencies linked to it are the most significant currencies relevant to the underlying transactions, events and conditions of its subsidiaries, as well as representing a significant proportion of its funds generated from financing activities.
Transactions in foreign currencies are recorded at the rate of exchange on the date of the transaction. Assets and liabilities denominated in foreign currencies are translated at the rate of exchange at the balance sheet date, except non-monetary assets and liabilities measured at historical cost, which are translated using the rate of exchange at the initial transaction date. Exchange differences are included in other comprehensive income or in the income statement depending on where the gain or loss on the underlying item is recognised.
In the consolidated financial statements, the assets, liabilities and results of foreign operations, whose functional currency is not US dollars, are translated into the Group’s presentation currency at the reporting date. Exchange differences arising are recognised in other comprehensive income. On disposal of a foreign operation, exchange differences previously recognised in other comprehensive income are reclassified to the income statement.

Critical accounting estimates and judgements
Critical accounting estimates and judgements
The preparation of financial information requires the use of estimates and judgements about future conditions. In view of the inherent uncertainties and the high level of subjectivity involved in the recognition or measurement of items, highlighted as the ‘critical accounting estimates and judgements’ in section 1.2 below, it is possible that the outcomes in the next financial year could differ from those on which management’s estimates are based. This could result in materially different estimates and judgements from those reached by management for the purposes of these financial statements. Management’s selection of HSBC’s accounting policies that contain critical estimates and judgements reflects the materiality of the items to which the policies are applied and the high degree of judgement and estimation uncertainty involved.

Segmental analysis
Segmental analysis
HSBC’s Chief Operating Decision Maker is the Group Chief Executive, who is supported by the rest of the Group Management Board (‘GMB’), which operates as a general management committee under the direct authority of the Board. Operating segments are reported in a manner consistent with the internal reporting provided to the Group Chief Executive and the GMB.
Measurement of segmental assets, liabilities, income and expenses is in accordance with the Group’s accounting policies. Segmental income and expenses include transfers between segments, and these transfers are conducted at arm’s length. Shared costs are included in segments on the basis of the actual recharges made.

Going concern
Going concern
The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Group and parent company have the resources to continue in business for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, cash flows and capital resources.

Investments in subsidiaries
Investments in subsidiaries
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as agent or principal.
Business combinations are accounted for using the acquisition method. The amount of non-controlling interest is measured either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets. This election is made for each business combination.
HSBC Holdings’ investments in subsidiaries are stated at cost less impairment losses.

Goodwill
Goodwill
Goodwill is allocated to cash-generating units (‘CGUs’) for the purpose of impairment testing, which is undertaken at the lowest level at which goodwill is monitored for internal management purposes. HSBC’s CGUs are based on geographical regions subdivided by global business, except for Global Banking and Markets, for which goodwill is monitored on a global basis.
Impairment testing is performed at least once a year, or whenever there is an indication of impairment, by comparing the recoverable amount of a CGU with its carrying amount.
Goodwill is included in a disposal group if the disposal group is a CGU to which goodwill has been allocated or it is an operation within such a CGU. The amount of goodwill included in a disposal group is measured on the basis of the relative values of the operation disposed of and the portion of the CGU retained.
Critical accounting estimates and judgements

The review of goodwill for impairment reflects management’s best estimate of the future cash flows of the CGUs and the rates used to discount these cash flows, both of which are subject to uncertain factors as follows:

Judgements	Estimates
•
The accuracy of forecast cash flows is subject to a high degree of uncertainty in volatile market conditions. Where such circumstances are determined to exist, management re-tests goodwill for impairment more frequently than once a year when indicators of impairment exist. This ensures that the assumptions on which the cash flow forecasts are based continue to reflect current market conditions and management’s best estimate of future business prospects

•
The future cash flows of the CGUs are sensitive to the cash flows projected for the periods for which detailed forecasts are available and to assumptions regarding the long-term pattern of sustainable cash flows thereafter. Forecasts are compared with actual performance and verifiable economic data, but they reflect management’s view of future business prospects at the time of the assessment
•
The rates used to discount future expected cash flows can have a significant effect on their valuation, and are based on the costs of capital assigned to individual CGUs. The cost of capital percentage is generally derived from a capital asset pricing model, which incorporates inputs reflecting a number of financial and economic variables, including the risk-free interest rate in the country concerned and a premium for the risk of the business being evaluated. These variables are subject to fluctuations in external market rates and economic conditions beyond management’s control
•
Key assumptions used in estimating goodwill impairment are described in Note 21

HSBC sponsored structured entities
HSBC sponsored structured entities
HSBC is considered to sponsor another entity if, in addition to ongoing involvement with the entity, it had a key role in establishing that entity or in bringing together relevant counterparties so the transaction that is the purpose of the entity could occur. HSBC is generally not considered a sponsor if the only involvement with the entity is merely administrative.

Interests in associates and joint arrangements
Interests in associates and joint arrangements
Joint arrangements are investments in which HSBC, together with one or more parties, has joint control. Depending on HSBC’s rights and obligations, the joint arrangement is classified as either a joint operation or a joint venture. HSBC classifies investments in entities over which it has significant influence, and that are neither subsidiaries nor joint arrangements, as associates.
HSBC recognises its share of the assets, liabilities and results in a joint operation. Investments in associates and interests in joint ventures are recognised using the equity method. The attributable share of the results and reserves of joint ventures and associates is included in the consolidated financial statements of HSBC based on either financial statements made up to 31 December or pro-rated amounts adjusted for any material transactions or events occurring between the date the financial statements are available and
31 December.
Investments in associates and joint ventures are assessed at each reporting date and tested for impairment when there is an indication that the investment may be impaired. Goodwill on acquisitions of interests in joint ventures and associates is not tested separately for impairment, but is assessed as part of the carrying amount of the investment.
Critical accounting estimates and judgements

The most significant critical accounting judgements and estimates relate to the assessment of impairment of our investment in Bank of Communications Co. Limited (‘BoCom’), which involves estimations of value in use:

Judgements	Estimates

•
Management’s best estimate of BoCom’s earnings are based on management’s explicit forecasts over the short to medium term and the capital maintenance charge, which is management’s forecast of the earnings that need to be withheld in order for BoCom to meet regulatory requirements over the forecast period, both of which are subject to uncertain factors
•
Key assumptions used in estimating BoCom’s value in use, the sensitivity of the value in use calculations to different assumptions and a sensitivity analysis that shows the changes in key assumptions that would reduce the excess of value in use over the carrying amount (the ‘headroom’) to nil are described in Note 18

Interest income and expense
Interest income and expense
Interest income and expense for all financial instruments, excluding those classified as held for trading or designated at fair value, are recognised in ‘Interest income’ and ‘Interest expense’ in the income statement using the effective interest method. However, as an exception to this, interest on debt instruments issued by HSBC for funding purposes that are designated under the fair value option to reduce an accounting mismatch and on derivatives managed in conjunction with those debt instruments is included in interest expense.
Interest on credit-impaired financial assets is recognised using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss.

Non-interest income and expense
Non-interest income and expense
HSBC generates fee income from services provided at a fixed price over time, such as account service and card fees, or when HSBC delivers a specific transaction at a point in time, such as broking services and import/export services. With the exception of certain fund management and performance fees, all other fees are generated at a fixed price. Fund management and performance fees can be variable depending on the size of the customer portfolio and HSBC’s performance as fund manager. Variable fees are recognised when all uncertainties are resolved. Fee income is generally earned from short-term contracts with payment terms that do not include a significant financing component.
HSBC acts as principal in the majority of contracts with customers, with the exception of broking services. For most brokerage trades, HSBC acts as agent in the transaction and recognises broking income net of fees payable to other parties in the arrangement.
HSBC recognises fees earned on transaction-based arrangements at a point in time when it has fully provided the service to the customer. Where the contract requires services to be provided over time, income is recognised on a systematic basis over the life of the agreement.
Where HSBC offers a package of services that contains multiple non-distinct performance obligations, such as those included in account service packages, the promised services are treated as a single performance obligation. If a package of services contains distinct performance obligations, such as those including both account and insurance services, the corresponding transaction price is allocated to each performance obligation based on the estimated stand-alone selling prices.
Dividend income is recognised when the right to receive payment is established. This is the ex-dividend date for listed equity securities, and usually the date when shareholders approve the dividend for unlisted equity securities.
Net income/(expense) from financial instruments measured at fair value through profit or loss includes the following:

•
‘Net income from financial instruments held for trading or managed on a fair value basis’: This comprises net trading income, which includes all gains and losses from changes in the fair value of financial assets and financial liabilities held for trading and other financial instruments managed on a fair value basis, together with the related interest income, expense and dividends, excluding the effect of changes in the credit risk of liabilities managed on a fair value basis. It also includes all gains and losses from changes in the fair value of derivatives that are managed in conjunction with financial assets and liabilities measured at fair value through profit or loss.

•
‘Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’: This includes interest income, interest expense and dividend income in respect of financial assets and liabilities measured at fair value through profit or loss; and those derivatives managed in conjunction with the above that can be separately identifiable from other trading derivatives.

•
‘Changes in fair value of designated debt instruments and related derivatives’: Interest paid on debt instruments and interest cash flows on related derivatives is presented in interest expense where doing so reduces an accounting mismatch.

•
‘Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss’: This includes interest on instruments that fail the solely payments of principal and interest test, see (d) below.

The accounting policies for insurance premium income are disclosed in Note 1.2(j).

Valuation of financial instruments
Valuation of financial instruments
All financial instruments are initially recognised at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of a financial instrument on initial recognition is generally its transaction price (that is, the fair value of the consideration given or received). However, if there is a difference between the transaction price and the fair value of financial instruments whose fair value is based on a quoted price in an active market or a valuation technique that uses only data from observable markets, HSBC recognises the difference as a trading gain or loss at inception (a ‘day 1 gain or loss’). In all other cases, the entire day 1 gain or loss is deferred and recognised in the income statement over the life of the transaction until the transaction matures, is closed out, the valuation inputs become observable or HSBC enters into an offsetting transaction.
The fair value of financial instruments is generally measured on an individual basis. However, in cases where HSBC manages a group of financial assets and liabilities according to its net market or credit risk exposure, the fair value of the group of financial instruments is measured on a net basis but the underlying financial assets and liabilities are presented separately in the financial statements, unless they satisfy the IFRS offsetting criteria.
Critical accounting estimates and judgements

The majority of valuation techniques employ only observable market data. However, certain financial instruments are classified on the basis of valuation techniques that feature one or more significant market inputs that are unobservable, and for them, the measurement of fair value is more judgemental:

Judgements	Estimates
•
An instrument in its entirety is classified as valued using significant unobservable inputs if, in the opinion of management, a significant proportion of the instrument’s inception profit or greater than 5% of the instrument’s valuation is driven by unobservable inputs
•
‘Unobservable’ in this context means that there is little or no current market data available from which to determine the price at which an arm’s length transaction would be likely to occur. It generally does not mean that there is no data available at all upon which to base a determination of fair value (consensus pricing data may, for example, be used)

•
Details on the Group’s level 3 financial instruments and the sensitivity of their valuation to the effect of applying reasonable possible alternative assumptions in determining their fair value are set out in Note 12

Valuation
Fair value is an estimate of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It does not reflect the economic benefits and costs that HSBC expects to flow from an instrument’s cash flow over its expected future life. Our valuation methodologies and assumptions in determining fair values for which no observable market prices are available may differ from those of other companies.
Loans and advances to banks and customers
To determine the fair value of loans and advances to banks and customers, loans are segregated, as far as possible, into portfolios of similar characteristics. Fair values are based on observable market transactions, when available. When they are unavailable, fair values are estimated using valuation models incorporating a range of input assumptions. These assumptions may include: value estimates from third-party brokers reflecting over-the-counter trading activity; forward-looking discounted cash flow models, taking account of expected customer prepayment rates, using assumptions that HSBC believes are consistent with those that would be used by market participants in valuing such loans; new business rates estimates for similar loans; and trading inputs from other market participants including observed primary and secondary trades. From time to time, we may engage a third-party valuation specialist to measure the fair value of a pool of loans.
The fair value of loans reflects expected credit losses at the balance sheet date and estimates of market participants’ expectations of credit losses over the life of the loans, and the fair value effect of repricing between origination and the balance sheet date. For credit-impaired loans, fair value is estimated by discounting the future cash flows over the time period they are expected to be recovered.
Financial investments
The fair values of listed financial investments are determined using bid market prices. The fair values of unlisted financial investments are determined using valuation techniques that incorporate the prices and future earnings streams of equivalent quoted securities.
Deposits by banks and customer accounts
The fair values of on-demand deposits are approximated by their carrying value. For deposits with longer-term maturities, fair values are estimated using discounted cash flows, applying current rates offered for deposits of similar remaining maturities.
Debt securities in issue and subordinated liabilities
Fair values in debt securities in issue and subordinated liabilities are determined using quoted market prices at the balance sheet date where available, or by reference to quoted market prices for similar instruments.
Repurchase and reverse repurchase agreements – non-trading
Fair values of repurchase and reverse repurchase agreements that are held on a non-trading basis provide approximate carrying amounts.
This is due to the fact that balances are generally short dated.

Financial instruments measured at amortised cost
Financial instruments measured at amortised cost
Financial assets that are held to collect the contractual cash flows and which contain contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest are measured at amortised cost. Such financial assets include most loans and advances to banks and customers and some debt securities. In addition, most financial liabilities are measured at amortised cost. HSBC accounts for regular way amortised cost financial instruments using trade date accounting. The carrying value of these financial assets at initial recognition includes any directly attributable transactions costs. If the initial fair value is lower than the cash amount advanced, such as in the case of some leveraged finance and syndicated lending activities, the difference is deferred and recognised over the life of the loan through the recognition of interest income.
HSBC may commit to underwriting loans on fixed contractual terms for specified periods of time. When the loan arising from the lending commitment is expected to be held for trading, the commitment to lend is recorded as a derivative. When HSBC intends to hold the loan, the loan commitment is included in the impairment calculations set out below.
Non-trading reverse repurchase, repurchase and similar agreements
When debt securities are sold subject to a commitment to repurchase them at a predetermined price (‘repos’), they remain on the balance sheet and a liability is recorded in respect of the consideration received. Securities purchased under commitments to resell (‘reverse repos’) are not recognised on the balance sheet and an asset is recorded in respect of the initial consideration paid. Non-trading repos and reverse repos are measured at amortised cost. The difference between the sale and repurchase price or between the purchase and resale price is treated as interest and recognised in net interest income over the life of the agreement.
Contracts that are economically equivalent to reverse repo or repo agreements (such as sales or purchases of debt securities entered into together with total return swaps with the same counterparty) are accounted for similarly to, and presented together with, reverse repo or repo agreements.

Financial assets measured at fair value through other comprehensive income
Equity securities measured at fair value with fair value movements presented in other comprehensive income
The equity securities for which fair value movements are shown in other comprehensive income are business facilitation and other similar investments where HSBC holds the investments other than to generate a capital return. Gains or losses on the derecognition of these equity securities are not transferred to profit or loss. Otherwise, equity securities are measured at fair value through profit or loss (except for dividend income, which is recognised in profit or loss).
Financial assets measured at fair value through other comprehensive income
Financial assets held for a business model that is achieved by both collecting contractual cash flows and selling and which contain contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest are measured at fair value through other comprehensive income (‘FVOCI’). These comprise primarily debt securities. They are recognised on the trade date when HSBC enters into contractual arrangements to purchase and are normally derecognised when they are either sold or redeemed. They are subsequently remeasured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income until the assets are sold. Upon disposal, the cumulative gains or losses in other comprehensive income are recognised in the income statement as ‘Gains less losses from financial instruments’. Financial assets measured at FVOCI are included in the impairment calculations set out below and impairment is recognised in profit or loss.

Financial instruments designated at fair value through profit or loss
Financial instruments designated at fair value through profit or loss
Financial instruments, other than those held for trading, are classified in this category if they meet one or more of the criteria set out below and are so designated irrevocably at inception:

•	the use of the designation removes or significantly reduces an accounting mismatch;

•
a group of financial assets and liabilities or a group of financial liabilities is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy; and

•	the financial liability contains one or more non-closely related embedded derivatives.
Designated financial assets are recognised when HSBC enters into contracts with counterparties, which is generally on trade date, and are normally derecognised when the rights to the cash flows expire or are transferred. Designated financial liabilities are recognised when HSBC enters into contracts with counterparties, which is generally on settlement date, and are normally derecognised when extinguished. Subsequent changes in fair values are recognised in the income statement in ‘Net income from financial instruments held for trading or managed on a fair value basis’ or ‘Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’ except for the effect of changes in the liabilities’ credit risk, which is presented in ‘Other comprehensive income’, unless that treatment would create or enlarge an accounting mismatch in profit or loss.
Under the above criterion, the main classes of financial instruments designated by HSBC are:

•
Debt instruments for funding purposes that are designated to reduce an accounting mismatch: The interest and/or foreign exchange exposure on certain fixed-rate debt securities issued has been matched with the interest and/or foreign exchange exposure on certain swaps as part of a documented risk management strategy.

•
Financial assets and financial liabilities under unit-linked and non-linked investment contracts: A contract under which HSBC does not accept significant insurance risk from another party is not classified as an insurance contract, other than investment contracts with discretionary participation features (‘DPF’), but is accounted for as a financial liability. Customer liabilities under linked and certain non-linked investment contracts issued by insurance subsidiaries are determined based on the fair value of the assets held in the linked funds. If no fair value designation was made for the related assets, at least some of the assets would otherwise be measured at either fair value through other comprehensive income or amortised cost. The related financial assets and liabilities are managed and reported to management on a fair value basis. Designation at fair value of the financial assets and related liabilities allows changes in fair values to be recorded in the income statement and presented in the same line.

•	Financial liabilities that contain both deposit and derivative components: These financial liabilities are managed and their performance evaluated on a fair value basis.

Derivatives
Derivatives
Derivatives are financial instruments that derive their value from the price of underlying items such as equities, interest rates or other indices. Derivatives are recognised initially and are subsequently measured at fair value through profit or loss. Derivatives are classified as assets when their fair value is positive or as liabilities when their fair value is negative. This includes embedded derivatives in financial liabilities, which are bifurcated from the host contract when they meet the definition of a derivative on a stand-alone basis.
Where the derivatives are managed with debt securities issued by HSBC that are designated at fair value, the contractual interest is shown in ‘Interest expense’ together with the interest payable on the issued debt.
Hedge accounting
When derivatives are not part of fair value designated relationships, if held for risk management purposes they are designated in hedge accounting relationships where the required criteria for documentation and hedge effectiveness are met. HSBC uses these derivatives or, where allowed, other non-derivative hedging instruments in fair value hedges, cash flow hedges or hedges of net investments in foreign operations as appropriate to the risk being hedged.
Fair value hedge
Fair value hedge accounting does not change the recording of gains and losses on derivatives and other hedging instruments, but results in recognising changes in the fair value of the hedged assets or liabilities attributable to the hedged risk that would not otherwise be recognised in the income statement. If a hedge relationship no longer meets the criteria for hedge accounting, hedge accounting is discontinued and the cumulative adjustment to the carrying amount of the hedged item is amortised to the income statement on a recalculated effective interest rate, unless the hedged item has been derecognised, in which case it is recognised in the income statement immediately.
Cash flow hedge
The effective portion of gains and losses on hedging instruments is recognised in other comprehensive income and the ineffective portion of the change in fair value of derivative hedging instruments that are part of a cash flow hedge relationship is recognised immediately in the income statement within ‘Net income from financial instruments held for trading or managed on a fair value basis’. The accumulated gains and losses recognised in other comprehensive income are reclassified to the income statement in the same periods in which the hedged item affects profit or loss. When a hedge relationship is discontinued, or partially discontinued, any cumulative gain or loss recognised in other comprehensive income remains in equity until the forecast transaction is recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss previously recognised in other comprehensive income is immediately reclassified to the income statement.
Net investment hedge
Hedges of net investments in foreign operations are accounted for in a similar way to cash flow hedges. The effective portion of gains and losses on the hedging instrument is recognised in other comprehensive income and other gains and losses are recognised immediately in the income statement. Gains and losses previously recognised in other comprehensive income are reclassified to the income statement on the disposal, or part disposal, of the foreign operation.
Derivatives that do not qualify for hedge accounting
Non-qualifying hedges are derivatives entered into as economic hedges of assets and liabilities for which hedge accounting was not applied.

Impairment of amortised cost and FVOCI financial assets
Impairment of amortised cost and FVOCI financial assets
Expected credit losses (‘ECL’) are recognised for loans and advances to banks and customers, non-trading reverse repurchase agreements, other financial assets held at amortised cost, debt instruments measured at FVOCI, and certain loan commitments and financial guarantee contracts. At initial recognition, allowance (or provision in the case of some loan commitments and financial guarantees) is required for ECL resulting from default events that are possible within the next 12 months, or less, where the remaining life is less than 12 months (’12-month ECL’). In the event of a significant increase in credit risk, allowance (or provision) is required for ECL resulting from all possible default events over the expected life of the financial instrument (‘lifetime ECL’). Financial assets where
12-month ECL is recognised are considered to be ‘stage 1’; financial assets that are considered to have experienced a significant increase in credit risk are in ‘stage 2’; and financial assets for which there is objective evidence of impairment so are considered to be in default or otherwise credit impaired are in ‘stage 3’. Purchased or originated credit-impaired financial assets (‘POCI’) are treated differently, as set out below.
Credit impaired (stage 3)
HSBC determines that a financial instrument is credit impaired and in stage 3 by considering relevant objective evidence, primarily whether:

•	contractual payments of either principal or interest are past due for more than 90 days;

•
there are other indications that the borrower is unlikely to pay, such as when a concession has been granted to the borrower for economic or legal reasons relating to the borrower’s financial condition; and

•	the loan is otherwise considered to be in default.
If such unlikeliness to pay is not identified at an earlier stage, it is deemed to occur when an exposure is 90 days past due, even where regulatory rules permit default to be defined based on 180 days past due. Therefore, the definitions of credit impaired and default are aligned as far as possible so that stage 3 represents all loans that are considered defaulted or otherwise credit impaired.
Interest income is recognised by applying the effective interest rate to the amortised cost amount, i.e. gross carrying amount less ECL allowance.
Write-off
Financial assets (and the related impairment allowances) are normally written off, either partially or in full, when there is no realistic prospect of recovery. Where loans are secured, this is generally after receipt of any proceeds from the realisation of security. In circumstances where the net realisable value of any collateral has been determined and there is no reasonable expectation of further recovery, write-off may be earlier.
Renegotiation
Loans are identified as renegotiated and classified as credit impaired when we modify the contractual payment terms due to significant credit distress of the borrower. Renegotiated loans remain classified as credit impaired until there is sufficient evidence to demonstrate a significant reduction in the risk of non-payment of future cash flows and retain the designation of renegotiated until maturity or derecognition.
A loan that is renegotiated is derecognised if the existing agreement is cancelled and a new agreement is made on substantially different terms, or if the terms of an existing agreement are modified such that the renegotiated loan is a substantially different financial instrument. Any new loans that arise following derecognition events in these circumstances are considered to be POCI and will continue to be disclosed as renegotiated loans.
Other than originated credit-impaired loans, all other modified loans could be transferred out of stage 3 if they no longer exhibit any evidence of being credit impaired and, in the case of renegotiated loans, there is sufficient evidence to demonstrate a significant reduction in the risk of non-payment of future cash flows over the minimum observation period, and there are no other indicators of impairment. These loans could be transferred to stage 1 or 2 based on the mechanism as described below by comparing the risk of a default occurring at the reporting date (based on the modified contractual terms) and the risk of a default occurring at initial recognition (based on the original, unmodified contractual terms). Any amount written off as a result of the modification of contractual terms would not be reversed.
Loan modifications that are not credit impaired
Loan modifications that are not identified as renegotiated are considered to be commercial restructuring. Where a commercial restructuring results in a modification (whether legalised through an amendment to the existing terms or the issuance of a new loan contract) such that HSBC’s rights to the cash flows under the original contract have expired, the old loan is derecognised and the new loan is recognised at fair value. The rights to cash flows are generally considered to have expired if the commercial restructure is at market rates and no payment-related concession has been provided.
Significant increase in credit risk (stage 2)
An assessment of whether credit risk has increased significantly since initial recognition is performed at each reporting period by considering the change in the risk of default occurring over the remaining life of the financial instrument. The assessment explicitly or implicitly compares the risk of default occurring at the reporting date compared with that at initial recognition, taking into account reasonable and supportable information, including information about past events, current conditions and future economic conditions. The assessment is unbiased, probability-weighted, and to the extent relevant, uses forward-looking information consistent with that used in the measurement of ECL. The analysis of credit risk is multifactor. The determination of whether a specific factor is relevant and its weight compared with other factors depends on the type of product, the characteristics of the financial instrument and the borrower, and the geographical region. Therefore, it is not possible to provide a single set of criteria that will determine what is considered to be a significant increase in credit risk, and these criteria will differ for different types of lending, particularly between retail and wholesale. However, unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when
30 days past due. In addition, wholesale loans that are individually assessed, which are typically corporate and commercial customers, and included on a watch or worry list, are included in stage 2.
For wholesale portfolios, the quantitative comparison assesses default risk using a lifetime probability of default (‘PD’), which encompasses a wide range of information including the obligor’s customer risk rating (‘CRR’), macroeconomic condition forecasts and credit transition probabilities. For origination CRRs up to 3.3, significant increase in credit risk is measured by comparing the average PD for the remaining term estimated at origination with the equivalent estimation at the reporting date. The quantitative measure of significance varies depending on the credit quality at origination as follows:

Origination CRR	Significance trigger – PD to increase by
0.1–1.2	15bps
2.1–3.3	30bps
For CRRs greater than 3.3 that are not impaired, a significant increase in credit risk is considered to have occurred when the origination PD has doubled. The significance of changes in PD was informed by expert credit risk judgement, referenced to historical credit migrations and to relative changes in external market rates.
For loans originated prior to the implementation of IFRS 9, the origination PD does not include adjustments to reflect expectations of future macroeconomic conditions since these are not available without the use of hindsight. In the absence of this data, origination PD must be approximated assuming through-the-cycle (‘TTC’) PDs and TTC migration probabilities, consistent with the instrument’s underlying modelling approach and the CRR at origination. For these loans, the quantitative comparison is supplemented with additional CRR deterioration-based thresholds, as set out in the table below:

Origination CRR	Additional significance criteria – number of CRR grade notches deterioration required to identify as significant credit deterioration (stage 2) (> or equal to)
0.1	5 notches
1.1–4.2	4 notches
4.3–5.1	3 notches
5.2–7.1	2 notches
7.2–8.2	1 notch
8.3	0 notch
Further information about the 23-grade scale used for CRR can be found on page 121.
For certain portfolios of debt securities where external market ratings are available and credit ratings are not used in credit risk management, the debt securities will be in stage 2 if their credit risk increases to the extent they are no longer considered investment grade. Investment grade is where the financial instrument has a low risk of incurring losses, the structure has a strong capacity to meet its contractual cash flow obligations in the near term, and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfil their contractual cash flow obligations.
For retail portfolios, default risk is assessed using a reporting date 12-month PD derived from credit scores, which incorporates all available information about the customer. This PD is adjusted for the effect of macroeconomic forecasts for periods longer than
12 months and is considered to be a reasonable approximation of a lifetime PD measure. Retail exposures are first segmented into homogeneous portfolios, generally by country, product and brand. Within each portfolio, the stage 2 accounts are defined as accounts with an adjusted 12-month PD greater than the average 12-month PD of loans in that portfolio 12 months before they become 30 days past due. The expert credit risk judgement is that no prior increase in credit risk is significant. This portfolio-specific threshold identifies loans with a PD higher than would be expected from loans that are performing as originally expected, and higher than what would have been acceptable at origination. It therefore approximates a comparison of origination to reporting date PDs.
Unimpaired and without significant increase in credit risk (stage 1)
ECL resulting from default events that are possible within the next 12 months (‘12-month ECL’) are recognised for financial instruments that remain in stage 1.
Purchased or originated credit impaired
Financial assets that are purchased or originated at a deep discount that reflects the incurred credit losses are considered to be POCI. This population includes the recognition of a new financial instrument following a renegotiation where concessions have been granted for economic or contractual reasons relating to the borrower’s financial difficulty that otherwise would not have been considered. The amount of change-in-lifetime ECL is recognised in profit or loss until the POCI is derecognised, even if the lifetime ECL are less than the amount of ECL included in the estimated cash flows on initial recognition.
Movement between stages
Financial assets can be transferred between the different categories (other than POCI) depending on their relative increase in credit risk since initial recognition. Financial instruments are transferred out of stage 2 if their credit risk is no longer considered to be significantly increased since initial recognition based on the assessments described above. Except for renegotiated loans, financial instruments are transferred out of stage 3 when they no longer exhibit any evidence of credit impairment as described above. Renegotiated loans that are not POCI will continue to be in stage 3 until there is sufficient evidence to demonstrate a significant reduction in the risk of non-payment of future cash flows, observed over a minimum one-year period and there are no other indicators of impairment. For loans that are assessed for impairment on a portfolio basis, the evidence typically comprises a history of payment performance against the original or revised terms, as appropriate to the circumstances. For loans that are assessed for impairment on an individual basis, all available evidence is assessed on a case-by-case basis.
Measurement of ECL
The assessment of credit risk and the estimation of ECL are unbiased and probability-weighted, and incorporate all available information that is relevant to the assessment including information about past events, current conditions and reasonable and supportable forecasts of future events and economic conditions at the reporting date. In addition, the estimation of ECL should take into account the time value of money.
In general, HSBC calculates ECL using three main components: a probability of default, a loss given default (’LGD’) and the exposure at default (‘EAD’).
The 12-month ECL is calculated by multiplying the 12-month PD, LGD and EAD. Lifetime ECL is calculated using the lifetime PD instead. The 12-month and lifetime PDs represent the probability of default occurring over the next 12 months and the remaining maturity of the instrument respectively.
The EAD represents the expected balance at default, taking into account the repayment of principal and interest from the balance sheet date to the default event together with any expected drawdowns of committed facilities. The LGD represents expected losses on the EAD given the event of default, taking into account, among other attributes, the mitigating effect of collateral value at the time it is expected to be realised and the time value of money.
HSBC leverages the Basel II IRB framework where possible, with recalibration to meet the differing IFRS 9 requirements as set out in the following table:

Model	Regulatory capital	IFRS 9
PD
•
Through the cycle (represents long-run average PD throughout a full economic cycle)
•
The definition of default includes a backstop of 90+ days past due, although this has been modified to 180+ days past due for some portfolios, particularly UK and US mortgages
• Point in time (based on current conditions, adjusted to take into account estimates of future conditions that will impact PD) • Default backstop of 90+ days past due for all portfolios
EAD	• Cannot be lower than current balance	• Amortisation captured for term products
LGD
•
Downturn LGD (consistent losses expected to be suffered during a severe but plausible economic downturn)
•
Regulatory floors may apply to mitigate risk of underestimating downturn LGD due to lack of historical data
•
Discounted using cost of capital
•
All collection costs included

•
Expected LGD (based on estimate of loss given default including the expected impact of future economic conditions such as changes in value of collateral)
•
No floors
•
Discounted using the original effective interest rate of the loan
•
Only costs associated with obtaining/selling collateral included

Other		• Discounted back from point of default to balance sheet date
While 12-month PDs are recalibrated from Basel II models where possible, the lifetime PDs are determined by projecting the 12-month PD using a term structure. For the wholesale methodology, the lifetime PD also takes into account credit migration, i.e. a customer migrating through the CRR bands over its life.
The ECL for wholesale stage 3 is determined on an individual basis using a discounted cash flow (‘DCF’) methodology. The expected future cash flows are based on the credit risk officer’s estimates as at the reporting date, reflecting reasonable and supportable assumptions and projections of future recoveries and expected future receipts of interest. Collateral is taken into account if it is likely that the recovery of the outstanding amount will include realisation of collateral based on the estimated fair value of collateral at the time of expected realisation, less costs for obtaining and selling the collateral. The cash flows are discounted at a reasonable approximation of the original effective interest rate. For significant cases, cash flows under four different scenarios are probability-weighted by reference to the economic scenarios applied more generally by the Group and the judgement of the credit risk officer in relation to the likelihood of the workout strategy succeeding or receivership being required. For less significant cases, the effect of different economic scenarios and work-out strategies is approximated and applied as an adjustment to the most likely outcome.
Period over which ECL is measured
Expected credit loss is measured from the initial recognition of the financial asset. The maximum period considered when measuring ECL (be it 12-month or lifetime ECL) is the maximum contractual period over which HSBC is exposed to credit risk. For wholesale overdrafts, credit risk management actions are taken no less frequently than on an annual basis and therefore this period is to the expected date of the next substantive credit review. The date of the substantive credit review also represents the initial recognition of the new facility. However, where the financial instrument includes both a drawn and undrawn commitment and the contractual ability to demand repayment and cancel the undrawn commitment does not serve to limit HSBC’s exposure to credit risk to the contractual notice period, the contractual period does not determine the maximum period considered. Instead, ECL is measured over the period HSBC remains exposed to credit risk that is not mitigated by credit risk management actions. This applies to retail overdrafts and credit cards, where the period is the average time taken for stage 2 exposures to default or close as performing accounts, determined on a portfolio basis and ranging from between two and six years. In addition, for these facilities it is not possible to identify the ECL on the loan commitment component separately from the financial asset component. As a result, the total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
Forward-looking economic inputs
HSBC applies multiple forward-looking global economic scenarios determined with reference to external forecast distributions representative of our view of forecast economic conditions. This approach is considered sufficient to calculate unbiased expected loss in most economic environments. In certain economic environments, additional analysis may be necessary and may result in additional scenarios or adjustments, to reflect a range of possible economic outcomes sufficient for an unbiased estimate. The detailed methodology is disclosed in ‘Measurement uncertainty and sensitivity analysis of ECL estimates’ on page 128.
Critical accounting estimates and judgements

The calculation of the Group’s ECL under IFRS 9 requires the Group to make a number of judgements, assumptions and estimates. The most significant are set out below:
Judgements	Estimates
•
Defining what is considered to be a significant increase in credit risk
•
Determining the lifetime and point of initial recognition of overdrafts and credit cards
•
Selecting and calibrating the PD, LGD and EAD models, which support the calculations, including making reasonable and supportable judgements about how models react to current and future economic conditions
•
Selecting model inputs and economic forecasts, including determining whether sufficient and appropriately weighted economic forecasts are incorporated to calculate unbiased expected loss

•
The sections marked as audited on pages 92 to 103, ‘Measurement uncertainty and sensitivity analysis of ECL estimates’ set out the assumptions used in determining ECL and provide an indication of the sensitivity of the result to the application of different weightings being applied to different economic assumptions

Insurance contracts
Insurance contracts
A contract is classified as an insurance contract where HSBC accepts significant insurance risk from another party by agreeing to compensate that party on the occurrence of a specified uncertain future event. An insurance contract may also transfer financial risk, but is accounted for as an insurance contract if the insurance risk is significant. In addition, HSBC issues investment contracts with discretionary participation features (‘DPF‘), which are also accounted for as insurance contracts as required by IFRS 4 ‘Insurance Contracts’.
Net insurance premium income
Premiums for life insurance contracts are accounted for when receivable, except in unit-linked insurance contracts where premiums are accounted for when liabilities are established.
Reinsurance premiums are accounted for in the same accounting period as the premiums for the direct insurance contracts to which they relate.
Net insurance claims and benefits paid and movements in liabilities to policyholders
Gross insurance claims for life insurance contracts reflect the total cost of claims arising during the year, including claim handling costs and any policyholder bonuses allocated in anticipation of a bonus declaration.
Maturity claims are recognised when due for payment. Surrenders are recognised when paid or at an earlier date on which, following notification, the policy ceases to be included within the calculation of the related insurance liabilities. Death claims are recognised when notified.
Reinsurance recoveries are accounted for in the same period as the related claim.
Liabilities under insurance contracts
Liabilities under non-linked life insurance contracts are calculated by each life insurance operation based on local actuarial principles. Liabilities under unit-linked life insurance contracts are at least equivalent to the surrender or transfer value, which is calculated by reference to the value of the relevant underlying funds or indices.
Future profit participation on insurance contracts with DPF
Where contracts provide discretionary profit participation benefits to policyholders, liabilities for these contracts include provisions for the future discretionary benefits to policyholders. These provisions reflect the actual performance of the investment portfolio to date and management’s expectation of the future performance of the assets backing the contracts, as well as other experience factors such as mortality, lapses and operational efficiency, where appropriate. The benefits to policyholders may be determined by the contractual terms, regulation, or past distribution policy.
Investment contracts with DPF
While investment contracts with DPF are financial instruments, they continue to be treated as insurance contracts as required by IFRS 4. The Group therefore recognises the premiums for these contracts as revenue and recognises as an expense the resulting increase in the carrying amount of the liability.
In the case of net unrealised investment gains on these contracts, whose discretionary benefits principally reflect the actual performance of the investment portfolio, the corresponding increase in the liabilities is recognised in either the income statement or other comprehensive income, following the treatment of the unrealised gains on the relevant assets. In the case of net unrealised losses, a deferred participating asset is recognised only to the extent that its recoverability is highly probable. Movements in the liabilities arising from realised gains and losses on relevant assets are recognised in the income statement.
Present value of in-force long-term insurance business
HSBC recognises the value placed on insurance contracts and investment contracts with DPF, which are classified as long-term and in-force at the balance sheet date, as an asset. The asset represents the present value of the equity holders’ interest in the issuing insurance companies’ profits expected to emerge from these contracts written at the balance sheet date. The present value of in-force business (‘PVIF’) is determined by discounting those expected future profits using appropriate assumptions in assessing factors such as future mortality, lapse rates and levels of expenses, and a risk discount rate that reflects the risk premium attributable to the respective contracts. The PVIF incorporates allowances for both non-market risk and the value of financial options and guarantees. The PVIF asset is presented gross of attributable tax in the balance sheet and movements in the PVIF asset are included in ‘Other operating income’ on a gross of tax basis.

Employee compensation and benefits
Employee compensation and benefits
Share-based payments
HSBC enters into both equity-settled and cash-settled share-based payment arrangements with its employees as compensation for the provision of their services.
The vesting period for these schemes may commence before the legal grant date if the employees have started to render services in respect of the award before the legal grant date, where there is a shared understanding of the terms and conditions of the arrangement. Expenses are recognised when the employee starts to render service to which the award relates.
Cancellations result from the failure to meet a non-vesting condition during the vesting period, and are treated as an acceleration of vesting recognised immediately in the income statement. Failure to meet a vesting condition by the employee is not treated as a cancellation, and the amount of expense recognised for the award is adjusted to reflect the number of awards expected to vest.
Post-employment benefit plans
HSBC operates a number of pension schemes including defined benefit, defined contribution and post-employment benefit schemes.
Payments to defined contribution schemes are charged as an expense as the employees render service.
Defined benefit pension obligations are calculated using the projected unit credit method. The net charge to the income statement mainly comprises the service cost and the net interest on the net defined benefit asset or liability, and is presented in operating expenses.
Remeasurements of the net defined benefit asset or liability, which comprise actuarial gains and losses, return on plan assets excluding interest and the effect of the asset ceiling (if any, excluding interest), are recognised immediately in other comprehensive income. The net defined benefit asset or liability represents the present value of defined benefit obligations reduced by the fair value of plan assets, after applying the asset ceiling test, where the net defined benefit surplus is limited to the present value of available refunds and reductions in future contributions to the plan.
The cost of obligations arising from other post-employment plans are accounted for on the same basis as defined benefit pension plans.
Critical accounting estimates and judgements

The most significant critical accounting judgements and estimates relate to the determination of key assumptions applied in calculating the defined benefit pension obligation for the principal plan.
Judgements	Estimates

•
A range of assumptions could be applied, and different assumptions could significantly alter the defined benefit obligation and the amounts recognised in profit or loss or OCI.
•
The calculation of the defined benefit pension obligation includes assumptions with regard to the discount rate, inflation rate, pension payments and deferred pensions, pay and mortality. Management determines these assumptions in consultation with the plan’s actuaries.
•
Key assumptions used in calculating the defined benefit pension obligation for the principal plan and the sensitivity of the calculation to different assumptions are described in Note 5

Tax
Tax
Income tax comprises current tax and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised in other comprehensive income or directly in equity, in which case the tax is recognised in the same statement as the related item appears.
Current tax is the tax expected to be payable on the taxable profit for the year and on any adjustment to tax payable in respect of previous years. HSBC provides for potential current tax liabilities that may arise on the basis of the amounts expected to be paid to the tax authorities.
Deferred tax is recognised on temporary differences between the carrying amounts of assets and liabilities in the balance sheet, and the amounts attributed to such assets and liabilities for tax purposes. Deferred tax is calculated using the tax rates expected to apply in the periods in which the assets will be realised or the liabilities settled.
Current and deferred tax are calculated based on tax rates and laws enacted, or substantively enacted, by the balance sheet date.
Critical accounting estimates and judgements

The recognition of deferred tax assets depends on judgements
Judgements	Estimates
•
Assessing the probability and sufficiency of future taxable profits, future reversals of existing taxable temporary differences and ongoing tax planning strategies
•
In the absence of a history of taxable profits, assessing the expected future profitability and the applicability of tax planning strategies, including corporate reorganisations

Provisions
Provisions
Provisions are recognised when it is probable that an outflow of economic benefits will be required to settle a present legal or constructive obligation that has arisen as a result of past events and for which a reliable estimate can be made.
Critical accounting estimates and judgements

The recognition and measurement of provisions requires the Group to make a number of judgements, assumptions and estimates. The most significant are set out below:
Judgements	Estimates
•
Determining whether a present obligation exists. Professional advice is taken on the assessment of litigation and similar obligations
•
Provisions for legal proceedings and regulatory matters typically require a higher degree of judgement than other types of provisions. When matters are at an early stage, accounting judgements can be difficult because of the high degree of uncertainty associated with determining whether a present obligation exists, and estimating the probability and amount of any outflows that may arise. As matters progress, management and legal advisers evaluate on an ongoing basis whether provisions should be recognised, revising previous estimates as appropriate. At more advanced stages, it is typically easier to make estimates around a better defined set of possible outcomes

•
Provisions for legal proceedings and regulatory matters remain very sensitive to the assumptions used in the estimate. There could be a wider range of possible outcomes for any pending legal proceedings, investigations or inquiries. As a result it is often not practicable to quantify a range of possible outcomes for individual matters. It is also not practicable to meaningfully quantify ranges of potential outcomes in aggregate for these types of provisions because of the diverse nature and circumstances of such matters and the wide range of uncertainties involved
•
Provisions for customer remediation also require significant levels of estimation. The amounts of provisions recognised depend on a number of different assumptions, such as the volume of inbound complaints, the projected period of inbound complaint volumes, the decay rate of complaint volumes, the populations identified as systemically mis-sold and the number of policies per customer complaint. More information about these assumptions is included in Note 27

Contingent liabilities
Contingent liabilities
Contingent liabilities, which include certain guarantees and letters of credit pledged as collateral security, and contingent liabilities related to legal proceedings or regulatory matters, are not recognised in the financial statements but are disclosed unless the probability of settlement is remote.

Financial guarantee contracts
Financial guarantee contracts
Liabilities under financial guarantee contracts that are not classified as insurance contracts are recorded initially at their fair value, which is generally the fee received or present value of the fee receivable.
HSBC Holdings has issued financial guarantees and similar contracts to other Group entities. HSBC elects to account for certain guarantees as insurance contracts in HSBC Holdings’ financial statements, in which case they are measured and recognised as insurance liabilities. This election is made on a contract-by-contract basis, and is irrevocable.

Credit-impaired loans
Unsecured personal facilities, including credit cards, are generally written off at between 150 and 210 days past due. The standard period runs until the end of the month in which the account becomes 180 days contractually delinquent. Write-off periods may be extended, generally to no more than 360 days past due. However, in exceptional circumstances, they may be extended further.
For secured facilities, write-off should occur upon repossession of collateral, receipt of proceeds via settlement, or determination that recovery of the collateral will not be pursued.
Any secured assets maintained on the balance sheet beyond
60 months of consecutive delinquency-driven default require additional monitoring and review to assess the prospect of recovery.
There are exceptions in a few countries and territories where local regulation or legislation constrains earlier write-off, or where the realisation of collateral for secured real estate lending takes more time. In the event of bankruptcy or analogous proceedings, write-off may occur earlier than the maximum periods stated above. Collection procedures may continue after write-off.
Credit-impaired loans
(Audited)
We determine that a financial instrument is credit impaired and in stage 3 by considering relevant objective evidence, primarily whether:

•	contractual payments of either principal or interest are past due for more than 90 days;

•
there are other indications that the borrower is unlikely to pay, such as when a concession has been granted to the borrower for economic or legal reasons relating to the borrower’s financial condition; and

•
the loan is otherwise considered to be in default. If such unlikeliness to pay is not identified at an earlier stage, it is deemed to occur when an exposure is 90 days past due, even where regulatory rules permit default to be defined based on 180 days past due. Therefore, the definitions of credit impaired and default are aligned as far as possible so that stage 3 represents all loans that are considered defaulted or otherwise credit impaired.